UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-04765

BNY Mellon New York AMT-Free Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: 05/31/2024

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon New York AMT-Free Municipal Bond Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class A – PSNYX

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$41	0.81%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0021SA0524B

BNY Mellon New York AMT-Free Municipal Bond Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class C – PNYCX

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$79	1.58%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0631SA0524A

BNY Mellon New York AMT-Free Municipal Bond Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class I – DNYIX

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$28	0.56%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6108SA0524A

BNY Mellon New York AMT-Free Municipal Bond Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Y – DNYYX

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$28	0.56%*

*	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0028SA0524A

BNY Mellon New York AMT-Free Municipal Bond Fund	SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2024

Class Z – DNYAX

This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of May 17, 2024, the commencement of the Fund’s Class Z shares, to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$3	0.71%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$924	221	8.16%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• On May 17, 2024, the Fund commenced offering Class Z shares.

• As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the Fund’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc. (the “Acquired Fund”) were transferred to the Fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the Fund in an amount equal to the aggregate net asset value of their investment in the Fund’s Class Z shares at the time of the exchange.

This is a summary of certain changes to the Fund since May 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025 at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-6357SA0524A

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon New York AMT-Free Municipal Bond Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION May 31, 2024

Class	Ticker
A	PSNYX
C	PNYCX
I	DNYIX
Y	DNYYX
Z	DNYAX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon New York AMT-Free Municipal Bond Fund

Statement of Investments

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4%
New York - 97.7%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000		2,835,434
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000		2,751,436
Brookhaven Local Development Corp., Revenue Bonds (Jefferson's Ferry Project) Ser. B	4.00	11/1/2045	4,020,000		3,509,516
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000		1,267,448
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000		885,231
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	3,000,000		2,794,884
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000		668,851
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,200,000		1,134,264
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000	[a]	446,938
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2056	980,000	[a]	739,484
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	2,940,000	[a]	2,285,284
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000		4,090,724
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000		4,081,434
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000		1,000,108
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000		1,191,933
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		818,260
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	2/15/2047	7,000,000		6,654,598
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000		5,154,399
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	4,000,000		4,089,132
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000		2,961,307
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000		2,209,317
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000		2,048,893
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000		3,050,008
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000		1,644,810
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	3,300,000		3,307,034

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,179,319
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	7,000,000	7,197,968
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2045	3,000,000	3,014,438
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,717,617
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	9,825,000	10,156,024
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,111,106
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,829,491
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,152,179
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,879,497
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2035	2,500,000	2,545,663
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,301,279
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2046	10,000,000	10,127,970
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.25	11/15/2036	7,210,000	7,215,066
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,024,998
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	7,000,000	7,035,250
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	5,440,000	5,451,693
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	7,000,000	6,929,803
Monroe County Industrial Development Corp., Revenue Bonds (Rochester University Project) Ser. A	5.00	7/1/2053	3,500,000	3,735,534
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,166,678
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,504,334
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,116,464
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,356,838
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	10,879,058
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	838,849
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2037	1,000,000	1,043,740
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,046,242
New York City, GO, Refunding, Ser. C	5.00	8/1/2034	6,885,000	6,930,575
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	957,539
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,653,780
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,026,462
New York City, GO, Ser. C	4.00	8/1/2039	4,500,000	4,472,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000		5,087,071
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000		5,577,777
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000		1,376,469
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000		1,107,129
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000		3,856,732
New York City, GO, Ser. F1	4.00	3/1/2047	3,000,000		2,863,678
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000		2,102,211
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000		3,678,596
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000		3,493,904
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	1,470,000	[b]	1,410,707
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000		2,102,653
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2030	2,000,000		2,135,573
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,250,000		1,348,094
New York City Industrial Development Agency, Revenue Bonds, Refunding (Transportation Infrastructure Properties Obligated Group) Ser. A	5.00	7/1/2028	4,310,000		4,266,461
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	5,000,000		4,738,572
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2032	1,750,000		1,771,245
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2031	2,500,000		2,531,899
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	4.00	6/15/2050	1,500,000		1,427,482
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.00	6/15/2040	8,000,000		8,509,798
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2044	3,000,000		3,001,056
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000		3,690,040
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	7,500,000		7,453,558
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. HH	5.00	6/15/2039	5,000,000		5,054,782
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000		1,424,396
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000		10,894,539
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD	5.00	6/15/2047	4,000,000		4,071,907
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000		7,182,723
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. DS	4.00	11/1/2039	3,585,000		3,557,830
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2043	8,185,000		8,214,291

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S2	5.00	7/15/2040	8,000,000		8,064,867
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000		11,042,003
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax)	5.00	11/1/2039	10,000,000		10,455,840
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2034	1,500,000		1,570,303
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000		5,660,866
New York City Transitional Finance Authority, Revenue Bonds, Ser. A3	5.00	8/1/2040	9,545,000		9,809,578
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2040	5,000,000		4,921,835
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000		4,745,812
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000		4,054,086
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A	0.00	11/15/2050	18,180,000	[c]	4,724,704
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B	0.00	11/15/2046	11,220,000	[c]	3,440,630
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000		4,552,172
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	60,000		60,034
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		3,557,738
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	15,000,000	[a]	15,027,019
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000		9,542,439
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000		2,655,542
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000		4,684,789
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	6,890,000		6,656,607
New York State Dormitory Authority, Revenue Bonds	5.25	7/1/2054	2,900,000		3,048,004
New York State Dormitory Authority, Revenue Bonds	5.25	7/1/2049	2,300,000		2,439,281
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000		2,415,578
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan-Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1	0.00	7/1/2028	18,335,000	[c]	15,721,258
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	20,810,000		21,566,978
New York State Dormitory Authority, Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	2,000,000		2,060,723
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000		3,007,139
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2036	575,000		582,141
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2034	1,125,000		1,144,415

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2035	900,000		913,910
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2050	2,500,000		2,678,190
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000		1,034,473
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000		2,027,837
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000		2,037,772
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		2,835,732
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000		7,911,378
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	10,540,000		10,635,855
New York State Dormitory Authority, Revenue Bonds, Refunding (North Shore Long Island Jewish) Ser. A	5.00	5/1/2043	4,000,000		4,005,857
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000		511,388
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John's University) Ser. A	4.00	7/1/2048	3,775,000		3,467,350
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000		2,044,297
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2040	5,200,000		5,228,110
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2041	1,000,000		1,051,223
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2040	1,000,000		1,054,309
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2042	1,325,000		1,387,552
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000		4,654,438
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2049	6,935,000		6,568,738
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	2,200,000		2,241,046
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000		5,309,543
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000		1,995,654
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000		994,704
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000		5,982,490
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	5,000,000		5,546,203
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,137,886
New York State Dormitory Authority, Revenue Bonds, Ser. F	5.00	2/15/2039	5,840,000		5,866,026
New York State Energy Research & Development Authority, Revenue Bonds, Refunding, Ser. C	4.00	4/1/2034	1,000,000		981,720
New York State Environmental Facilities Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/15/2041	15,000,000		15,247,003
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C2	3.80	5/1/2029	4,000,000	[b]	3,911,292

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	1,130,000		1,110,940
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	3,000,000		2,868,308
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000		948,833
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000		5,596,520
New York State Thruway Authority, Revenue Bonds, Ser. A	5.00	1/1/2046	3,500,000		3,526,896
New York State Urban Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	5.00	3/15/2037	4,000,000		4,364,630
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000		2,098,228
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000		1,535,273
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000		1,936,388
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000		7,294,265
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000		3,180,892
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000		4,126,602
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2041	5,000,000		5,189,561
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2033	1,500,000		1,589,639
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	13,400,000		13,337,120
New York Transportation Development Corp., Revenue Bonds (LaGuradia Airport Terminal)	5.63	4/1/2040	2,000,000		2,181,955
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,500,000		2,567,979
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000		2,411,701
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2040	2,500,000		2,410,602
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2042	3,000,000		2,847,077
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2032	1,550,000		1,628,338
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2033	1,450,000		1,525,627
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. A	4.75	11/1/2042	3,000,000	[a]	2,738,181
Niagara Area Development Corp., Revenue Bonds, Refunding (Covanta Project) Ser. B	3.50	11/1/2024	3,250,000	[a]	3,244,449
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,733,898
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,000,206
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	4,000,000		3,438,965

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,500,000	3,946,366
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2034	2,550,000	2,785,455
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000	3,008,367
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	5,000,000	5,058,484
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000	4,038,858
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000	4,064,445
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211th	5.00	9/1/2048	2,000,000	2,071,283
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,022,296
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 234	5.25	8/1/2047	6,000,000	6,348,162
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,542,653
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 237	5.00	1/15/2052	2,000,000	2,131,578
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,068,171
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,693,282
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,115,732
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	16,955,000	16,967,815
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	754,033
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,371,189
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,506,038
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,548,730
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	3,000,000	3,143,696
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	7,500,000	8,038,252
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,831,060
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,540,284
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,137,486
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	6,469,536
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	3,533,154
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000	1,517,172
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,070,400
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	12,500,000	11,899,584

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 97.7% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,850,542
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	7,843,289
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,254,497
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,171,209
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	6,100,000	5,246,974
Utility Debt Securitization Authority, Revenue Bonds	5.00	12/15/2041	7,000,000	7,277,807
Utility Debt Securitization Authority, Revenue Bonds, Refunding	5.00	12/15/2035	19,500,000	19,852,074
Westchester County Local Development Corp., Revenue Bonds (New York Blood Center Project)	5.00	7/1/2038	1,700,000	1,813,201
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	205,410
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	456,008
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	274,192
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	286,226
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	256,196
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	6,800,000	[a] 6,527,539
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	9,510,000	9,662,299
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,370,828
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	935,551
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	446,056
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	625,698
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	423,909
				902,060,383
U.S. Related - .7%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,876,079
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,690,877
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,091,400
				6,658,356
Total Investments (cost $950,500,127)			98.4%	908,718,739
Cash and Receivables (Net)			1.6%	14,832,280
Net Assets			100.0%	923,551,019

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $31,008,894 or 3.36% of net assets.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	950,500,127	908,718,739
Cash		7,449,869
Interest receivable		11,874,038
Receivable for shares of Beneficial Interest subscribed		343,565
Prepaid expenses		66,231
		928,452,442
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		502,193
Payable for shares of Beneficial Interest redeemed		4,187,786
Trustees’ fees and expenses payable		6,068
Other accrued expenses		205,376
		4,901,423
Net Assets ($)		923,551,019
Composition of Net Assets ($):
Paid-in capital		969,749,672
Total distributable earnings (loss)		(46,198,653)
Net Assets ($)		923,551,019

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	177,746,716	2,266,610	38,218,631	922	705,318,140
Shares Outstanding	13,214,124	168,472	2,841,664	68.49	52,462,536
Net Asset Value Per Share ($)	13.45	13.45	13.45	13.46	13.44

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	4,761,944
Expenses:
Management fee—Note 3(a)	629,357
Shareholder servicing costs—Note 3(c)	357,907
Professional fees	55,377
Registration fees	30,768
Trustees’ fees and expenses—Note 3(d)	15,814
Prospectus and shareholders’ reports	13,415
Chief Compliance Officer fees—Note 3(c)	12,262
Distribution fees—Note 3(b)	9,338
Custodian fees—Note 3(c)	3,303
Loan commitment fees—Note 2	2,565
Miscellaneous	17,034
Total Expenses	1,147,140
Less—reduction in expenses due to undertaking—Note 3(a)	(64,320)
Less—reduction in fees due to earnings credits—Note 3(c)	(10,896)
Net Expenses	1,071,924
Net Investment Income	3,690,020
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(926,476)
Net change in unrealized appreciation (depreciation) on investments	(7,286,791)
Net Realized and Unrealized Gain (Loss) on Investments	(8,213,267)
Net (Decrease) in Net Assets Resulting from Operations	(4,523,247)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
Operations ($):
Net investment income	3,690,020	6,087,043
Net realized gain (loss) on investments	(926,476)	(1,358,270)
Net change in unrealized appreciation (depreciation) on investments	(7,286,791)	3,657,935
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,523,247)	8,386,708
Distributions ($):
Distributions to shareholders:
Class A	(2,508,683)	(5,068,926)
Class C	(22,807)	(67,413)
Class I	(436,124)	(941,595)
Class Y	(14)	(28)
Class Z	(849,661)	-
Total Distributions	(3,817,289)	(6,077,962)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	7,110,558	17,235,288
Class C	-	114,719
Class I	12,625,528	9,827,380
Class Z	1,353,882	-
Net assets received in connection with reorganization—Note 1	727,066,247	-
Distributions reinvested:
Class A	2,125,358	4,268,314
Class C	22,807	67,412
Class I	427,290	924,086
Class Z	694,341	-
Cost of shares redeemed:
Class A	(23,405,242)	(23,717,322)
Class C	(483,874)	(2,325,691)
Class I	(4,412,631)	(18,507,565)
Class Z	(15,163,250)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	707,961,014	(12,113,379)
Total Increase (Decrease) in Net Assets	699,620,478	(9,804,633)
Net Assets ($):
Beginning of Period	223,930,541	233,735,174
End of Period	923,551,019	223,930,541
Capital Share Transactions (Shares):
Class A
Shares sold	523,828	1,287,472
Shares issued for distributions reinvested	156,284	320,464
Shares redeemed	(1,728,318)	(1,778,205)
Net Increase (Decrease) in Shares Outstanding	(1,048,206)	(170,269)
Class C
Shares sold	-	8,582
Shares issued for distributions reinvested	1,676	5,054
Shares redeemed	(35,465)	(174,056)
Net Increase (Decrease) in Shares Outstanding	(33,789)	(160,420)
Class Ia
Shares sold	930,359	735,328
Shares issued for distributions reinvested	31,435	69,363
Shares redeemed	(323,911)	(1,391,644)
Net Increase (Decrease) in Shares Outstanding	637,883	(586,953)
Class Za
Shares sold	101,617	-
Shares issued in connection with reorganization—Note 1	53,431,169	-
Shares issued for distributions reinvested	51,624	-
Shares redeemed	(1,121,874)	-
Net Increase (Decrease) in Shares Outstanding	52,462,536	-

[a]	During the period ended May 31, 2024, 1,953 Class Z shares representing $26,364 were exchanged for 1,953 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
Class A Shares	May 31, 2024	Year Ended November 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.43	13.29	15.23	15.22	15.16	14.35
Investment Operations:
Net investment income[a]	.18	.35	.34	.33	.37	.38
Net realized and unrealized gain (loss) on investments	.02	.14	(1.90)	.12	.09	.81
Total from Investment Operations	.20	.49	(1.56)	.45	.46	1.19
Distributions:
Dividends from net investment income	(.18)	(.35)	(.34)	(.33)	(.37)	(.38)
Dividends from net realized gain on investments	-	-	(.04)	(.11)	(.03)	-
Total Distributions	(.18)	(.35)	(.38)	(.44)	(.40)	(.38)
Net asset value, end of period	13.45	13.43	13.29	15.23	15.22	15.16
Total Return (%)[b]	1.45[c]	3.72	(10.33)	3.03	3.09	8.37
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[d]	.91	.96	.94	.97	.98
Ratio of net expenses to average net assets	.81[d]	.83	.84	.84	.87	.96
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04	.07
Ratio of net investment income to average net assets	2.60[d]	2.61	2.43	2.18	2.46	2.56
Portfolio Turnover Rate	8.16[c]	10.20	7.49	7.88	13.63	9.24
Net Assets, end of period ($ x 1,000)	177,747	191,608	191,825	227,800	233,774	238,353

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	May 31, 2024	Year Ended November 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.44	13.29	15.23	15.22	15.16	14.36
Investment Operations:
Net investment income[a]	.12	.25	.23	.21	.26	.27
Net realized and unrealized gain (loss) on investments	.01	.15	(1.90)	.12	.08	.80
Total from Investment Operations	.13	.40	(1.67)	.33	.34	1.07
Distributions:
Dividends from net investment income	(.12)	(.25)	(.23)	(.21)	(.25)	(.27)
Dividends from net realized gain on investments	-	-	(.04)	(.11)	(.03)	-
Total Distributions	(.12)	(.25)	(.27)	(.32)	(.28)	(.27)
Net asset value, end of period	13.45	13.44	13.29	15.23	15.22	15.16
Total Return (%)[b]	1.06[c]	3.02	(11.07)	2.30	2.30	7.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[d]	1.71	1.75	1.72	1.73	1.75
Ratio of net expenses to average net assets	1.58[d]	1.59	1.60	1.62	1.63	1.72
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04	.07
Ratio of net investment income to average net assets	1.82[d]	1.85	1.66	1.41	1.70	1.80
Portfolio Turnover Rate	8.16[c]	10.20	7.49	7.88	13.63	9.24
Net Assets, end of period ($ x 1,000)	2,267	2,718	4,821	6,092	9,745	16,217

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class I Shares	May 31, 2024	Year Ended November 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.43	13.29	15.23	15.22	15.16	14.35
Investment Operations:
Net investment income[a]	.20	.38	.37	.37	.41	.42
Net realized and unrealized gain (loss) on investments	.02	.14	(1.90)	.12	.09	.81
Total from Investment Operations	.22	.52	(1.53)	.49	.50	1.23
Distributions:
Dividends from net investment income	(.20)	(.38)	(.37)	(.37)	(.41)	(.42)
Dividends from net realized gain on investments	-	-	(.04)	(.11)	(.03)	-
Total Distributions	(.20)	(.38)	(.41)	(.48)	(.44)	(.42)
Net asset value, end of period	13.45	13.43	13.29	15.23	15.22	15.16
Total Return (%)	1.57[b]	3.98	(10.10)	3.29	3.41	8.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62[c]	.68	.73	.70	.72	.75
Ratio of net expenses to average net assets	.56[c]	.59	.59	.60	.62	.72
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04	.07
Ratio of net investment income to average net assets	2.88[c]	2.86	2.67	2.42	2.70	2.79
Portfolio Turnover Rate	8.16[b]	10.20	7.49	7.88	13.63	9.24
Net Assets, end of period ($ x 1,000)	38,219	29,604	37,088	73,532	61,536	61,051

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	May 31, 2024	Year Ended November 30,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	13.44	13.30	15.24	15.22	15.16	14.36
Investment Operations:
Net investment income[a]	.20	.38	.37	.37	.41	.43
Net realized and unrealized gain (loss) on investments	.02	.17	(1.94)	.13	.09	.78
Total from Investment Operations	.22	.55	(1.57)	.50	.50	1.21
Distributions:
Dividends from net investment income	(.20)	(.41)	(.33)	(.37)	(.41)	(.41)
Dividends from net realized gain on investments	-	-	(.04)	(.11)	(.03)	-
Total Distributions	(.20)	(.41)	(.37)	(.48)	(.44)	(.41)
Net asset value, end of period	13.46	13.44	13.30	15.24	15.22	15.16
Total Return (%)	1.64[b]	4.17	(10.38)	3.38	3.37	8.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[c]	.68	.73	.67	.70	.76
Ratio of net expenses to average net assets	.56[c]	.59	.59	.57	.60	.68
Ratio of interest and expense related to floating rate notes issued to average net assets	-	.05	.05	.02	.04	.07
Ratio of net investment income to average net assets	2.87[c]	2.86	2.68	2.45	2.74	2.90
Portfolio Turnover Rate	8.16[b]	10.20	7.49	7.88	13.63	9.24
Net Assets, end of period ($ x 1,000)	1	1	1	317	317	316

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Period Ended May 31, 2024[a]
Class Z Shares	(Unaudited)

Per Share Data ($):
Net asset value, beginning of period	13.61
Investment Operations:
Net investment income[b]	.01
Net realized and unrealized gain (loss) on investments[c]	(.17)
Total from Investment Operations	(.16)
Distributions:
Dividends from net investment income	(.01)
Dividends from net realized gain on investments	-
Total Distributions	(.01)
Net asset value, end of period	13.44
Total Return (%)	1.46[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77[f]
Ratio of net expenses to average net assets	.71[f]
Ratio of net investment income to average net assets	2.69[f]
Portfolio Turnover Rate	8.16[d]
Net Assets, end of period ($ x 1,000)	705,318

a On May 17, 2024, the fund commenced offering Z shares.

b Based on average shares outstanding.

c In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

d Not annualized.

e Total return reflects the performance of the fund’s Class A shares prior to inception date of Class Z shares.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New York AMT-Free Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open–end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

On May 17, 2024, the fund commenced offering Class Z shares.

As of the close of business on May 17, 2024, pursuant to an Agreement and Plan of Reorganization (“Reorganization”) previously approved by the fund’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of BNY Mellon New York Tax Exempt Bond Fund, Inc (the “Acquired Fund”) were transferred to the fund in a tax free exchange at cost basis for Class Z of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of the Acquired Fund share class received Class Z shares of the fund in an amount equal to the aggregate net asset value of their investment in the fund Class Z shares at the time of the exchange. The net asset value of the fund Class Z shares on the close of business on May 17, 2024, after the reorganization was $13.61 for Class Z shares, and a total of 53,431,169 shares were issued to shareholders of the Acquired Fund in the exchange.

The net unrealized appreciation (depreciation) on investments and net assets as of the merger date for BNY Mellon New York Tax Exempt Bond Fund and the fund were as follows:

	Unrealized Appreciation (Depreciation) ($)	Net Assets ($)
BNY Mellon New York AMT-Free Municipal Bond Fund	(7,438,013)	219,991,385
BNY Mellon New York Tax Exempt Bond Fund, Inc.	(23,638,576)	727,066,247

Assuming the merger had been completed on December 1, 2023, the fund’s pro forma results in the Statement of Operations during the period ended May 31, 2024 would be as follows:

Net investment income	$23,581,086[1]
Net realized and unrealized gain (loss) on investments	$(2,335,882)[2]
Net increase (decrease) in net assets resulting from operations	$21,245,204

1 $3,690,020 as reported in the Statement of Operations, plus $19,891,066 BNY Mellon New York Tax Exempt Bond Fund, Inc. pre-merger.

2 ($8,213,267) as reported in the Statement of Operations plus $5,877,385 BNY Mellon New York Tax Exempt Bond Fund, Inc. pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and expenses of BNY Mellon New York Tax Exempt Bond Fund, Inc. that have been included in the fund’s Statement of Operations since May 17, 2024.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	908,718,739	-	908,718,739

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.

Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,525,424 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2023. The fund has $2,204,991 of short-term capital losses and $1,320,433 of long-term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2023 was as follows: tax-exempt income $6,077,962. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contractually agreed, from December 1, 2023 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) did not exceed .55% of the value of the fund’s average daily net assets. On April 1, 2024, the Adviser terminated this expense limitation. The Adviser has contractually agreed, from May 17, 2024 through March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed .55% of the value of the fund’s average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund's common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 29, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings, amounted to $64,320 during the period ended May 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.

During the period ended May 31, 2024, the Distributor retained $19 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and the basis on which such payments are made. During the period ended May 31, 2024, Class C shares were charged $9,338 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2024, Class A and Class C shares were charged $240,206 and $3,113, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2024, Class Z shares were charged $42,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2024, the fund was charged $35,203 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8,640.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2024, the fund was charged $3,303 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,256.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2024, the fund was charged $1,997 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2024, the fund was charged $12,262 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $410,686, Distribution Plan fees of $1,468, Shareholder Services Plan fees of $40,009, Custodian fees of $7,125, Chief Compliance Officer fees of $10,514 and Transfer Agent fees of $32,391.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2024, amounted to $26,137,095 and $41,462,606, respectively.

At May 31, 2024, accumulated net unrealized deppreciation on investments was $41,781,388, consisting of $3,622,139 gross unrealized appreciation and $45,403,527 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional New York municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New York municipal debt funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional New York municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods and was below the Performance Universe median for all periods, except for the two- and five-year periods when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended December 31st and above or at the Performance Universe median for six of the ten one-year periods ended December 31st. The Board considered the relative proximity of the fund’s total return and yield performance to the Performance Group and/or Performance Universe medians during certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board noted that the fund had a five-star overall rating and five-star rating for each of the five- and ten-year periods and a four-star rating for the three-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense reimbursement arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was slightly lower than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and slightly higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until March 29, 2025, to waive receipt of its fees and/or assume the direct expenses of Class Z shares so that the direct expenses of Class Z shares of the fund (excluding shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .55%. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the fee waiver and expense reimbursement arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was generally satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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© 2024 BNY Mellon Securities Corporation Code-0021NCSRSA0524

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York AMT-Free Municipal Bond Fund

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 13, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 12, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)